PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2025
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

22.	PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. The details of provisioned values and respective judicial deposits related to these actions are presented below:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Tax	89,522	130,755	182,569	176,086
Social security	13,533	1,546
Labor	486,045	387,612	372,571	294,233
Civil	224,984	815,180	34,361	134,609
Environmental	60,092	42,609	6,317	3,723
Deposit of a guarantee			25,194	24,299
	874,176	1,377,702	621,012	632,950

Classified:
Current	61,455	132,112
Non-current	812,721	1,245,590	621,012	632,950
	874,176	1,377,702	621,012	632,950

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2025, can be summarized as follows:

						Consolidated
						Current + Non-current
Nature	12/31/2024	Additions	Accrued charges	Acquisition of stakes in subsidiaries (note 3)	Net utilization of reversal	12/31/2025
Tax	130,755	22,647	6,460	12,691	(83,031)	89,522
Social security	1,546	11,997	66		(76)	13,533
Labor	387,612	93,263	95,814	12,093	(102,737)	486,045
Cívil (1)	815,180	10,270	25,418	44	(625,928)	224,984
Environmental	42,609	24,036	2,203		(8,756)	60,092
	1,377,702	162,213	129,961	24,828	(820,528)	874,176
(1)	Action to discuss ruling handed down against CSN by Brazilian antitrust authorities (CADE) regarding alleged formation of cement cartel risk classified as follows: possible in the 2nd quarter of 2025, in accordance with the current jurisprudential understanding on the subject and opinion issued by the Company's legal advisors. " The value of these proceedings exclusively caused a reversal of R$493,000.

Provisions for taxes, social security, labor, civil and environmental matters have been estimated by management and substantially substantiated by legal counsel, and only those causes that are considered probable of loss are recorded. These provisions also include tax liabilities arising from actions taken at the Company's initiative, plus SELIC (Special System for Settlement and Custody) interest.

Tax Proceedings

The main legal proceedings considered by external legal consultants as having a probable loss probability, in which CSN or its subsidiaries are parties, of a tax nature are: (i) some ISS tax infraction notices (ii) divergences between calculated and collected ICMS (iii) Compensation requests not approved due to lack of credit rights.

Labor Lawsuits

The Group appears as a defendant in labor claims. Most of the claims in these lawsuits relate to subsidiary and/or joint liability, equal pay, hazard and danger pay allowances, overtime, health plans, compensation claims for alleged occupational diseases or work accidents, intra-day break periods, and differences in profit sharing for the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2024, there were additions and write-offs of labor proceedings due to definitive closures, in addition to the Company's ongoing review of accounting estimates related to provisions and contingencies. These reviews consider the different types of claims involved, as established in the Company's accounting policies.

Civil Lawsuits

Among the civil lawsuits in which he appears as a defendant, there are mainly lawsuits with a claim for compensation. Such processes, in general, result from work accidents, occupational diseases, contractual discussions related to the Group's industrial activities, real estate actions, health plans.

Environmental Processes

The main environmental proceedings considered by external legal consultants as having probable loss probability, in which CSN or its subsidiaries are parties, are (i) administrative violation notices for alleged environmental infractions (ii) annulment lawsuits and tax foreclosures resulting from environmental fines and (iii) procedural fines for alleged non-compliance with court orders.

Among the environmental administrative/judicial proceedings in which the Company is a defendant are administrative procedures aimed at verifying possible environmental irregularities and regularizing environmental licenses. In the judicial sphere, there are actions to enforce fines imposed due to such alleged irregularities and public civil actions seeking regularization combined with compensation, which consist of environmental restoration in most cases. Such processes are generally derived from discussions of supposed environmental impacts related to the Company's industrial activities.

Administrative and Judicial Proceedings

The Company does not make provisions for legal proceedings whose expectation of the Management, based on the opinion of legal advisors, is of possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance as of December 31, 2025, with December 31, 2024.

The Company is involved in other legal proceedings classified by the legal advisors as a possible loss and therefore represent present obligations for which the outflow of funds is not probable. As of December 31, 2025, these proceedings involved a total of R$47,419,219 (R$48,454,570 on December 31, 2024), R$2,894,042 of which involve labor proceedings (R$2,580,452 on December 31, 2024), R$3,845,589 civil proceedings (R$2,964,501 on December 31, 2024), R$38,597,353 tax proceedings (R$41,326,595 on December 31, 2024), and R$2,082,235 environmental proceedings (R$1,583,021 on December 31, 2024).

		Consolidated
	12/31/2025	12/31/2024
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA(1)	6,554,452	10,246,424
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.(2)	3,512,216	4,346,118
Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,264,620	2,284,914

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018 (3)	5,858,583	6,239,017

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,319,108	2,169,108

Unapproved compensation - RFB - Disallowance of credits from topic 69/STF (ICMS in the calculation base of PIS/COFINS) (4)	751,209

Assessment Notice - SEFAZ/RJ - ICMS- questions about sales for incentive area (5)	1,309,079	1,460,763

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,875,734	1,499,578

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,715,523	1,570,733

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015	221,203	205,621

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization	43,716	39,939

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	434,203	422,499

ICMS - SEFAZ/RJ- Disallowance of the ICMS credits - Transfer of iron ore (6)	705,480	779,093

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	497,950	488,238

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	871,652	798,226

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing (7)	73,556	389,919

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	458,694	422,807

Assessment Notice and imposition of fine (AIIM)/ Action for annulment - IRRF- Capital Gain of CFM vendors located abroad (8)	163,996	338,273

Other tax lawsuits (federal, state, and municipal)	8,357,638	6,977,524

Social security lawsuits	751,191	647,801
Action to discuss the balance of the construction contract – Tebas	650,979	621,724

Action related to power supply payment’s charge - Light	551,756	492,535
Action that discusses Negotiation of energy sales - COPEN - CEEE-G	247,883	229,983

Action to discuss the condenation applied by Brazilian antitrust authorities (CADE) to CSN Company about (9)	510,404

Other civil lawsuits	1,958,195	1,620,259
Labor and social security lawsuits	3,001,846	2,580,452
Tax Execution Traffic Ticket Volta Grande IV	168,746	152,322
ACP Landfill Márcia I	306,389	306,389
Notice of IEF Commitment Term	337,951	337,951
Other environmental lawsuits	894,523	786,360
Impact from acquisition of shareholding in Grupo Estrela (10)	50,745
	47,419,220	48,454,570

(1)	Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA: On 12/29/2025, a mandatory fine and interest were canceled through the application of Federal Law 14.689/2023, which lead to a reduction of R$4 billion in liabilities.

(2)	Notice of Violation and Imposition of Fine (AIIM)- IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa. On 09/05/2025, the Company succeeded in requesting a mandatory debt review for the cancellation of a fine and interest under Law 14.689/2023.

(3)	Notices of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018 Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(4)	Unapproved compensation - RFB - Disallowance of credits under 69/STF theme (ICMS in PIS/COFINS calculation basis) in March 2025, CSN was informed of the rulings that partially approved the compensations executed with credits arising from the final and unappealable lawsuit recognizing the unconstitutionality of the inclusion of ICMS values in the PIS and COFINS contribution calculation basis. According to the federal supervisory body, approximately 20% of the credit authorized by the company would lack sufficient liquidity and certainty and therefore, could not compose the amount to be offset. Given these rulings, CSN presented a manifestation of non-conformity to demonstrate the inappropriateness of the premises adopted by the supervisory body and liquidity and legal certainty underpinning complete authorized credits.

(5)	ICMS - SEFAZ/RJ - Questions about sales for Incentive Area Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(6)	ICMS - SEFAZ/RJ - Disallowance of credits on Transfer of Iron Ore Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(7)	Notices of Violation and Fine Imposition (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing the Company partially succeeded in the Appeal filed in Case 16682.720.529/2023-56, closing a possible contingency of R$212,691.

(8)	Notice of Violation and Imposition of Fine (AIIM) /Annulment Action - RFB - IRRF - Capital Gain of CFM company sellers located abroad with support in legal opinion, the prognosis of possible remote loss on mandatory fine and interest was reclassified, as the disallowance determined by Federal Law 14.689/2023 is applicable to the case

(9)	Action to discuss ruling handed down against CSN by Brazilian antitrust authorities (CADE) regarding alleged formation of cement cartel risk classified as possible in the 2nd quarter of 2025, in accordance with the current jurisprudential understanding on the subject and opinion issued by the Company's legal advisors.

(10)	Reflection of the acquisition of equity interest in Grupo Estrela regarding the acquisition of a stake in Grupo Estrela on April 1, 2025. According to CPC 15 (R1) – Business combination, the Company has one year, as of this date, to form the respective business combination, which may impact the recorded fair value within this period based on an appraisal report. The acquisition of this company generated a possible contingency increase on December 31, 2025.

In the 1st quarter of 2021, the Company was notified of the start of an arbitration proceeding based on an alleged breach of iron ore supply contracts. The opposing party's claim at that time totaled approximately US$1 billion, and the Company understands the allegations presented to be unfounded by the complete absence of damages, based on the assessment of its legal advisors. The Company wishes to inform that it has prepared, together with its legal advisors, a response to the arbitration request and is currently preparing its defense. It also wishes to clarify that discussions involve ongoing arbitration disputes initiated by both parties. It is also estimated that the arbitration will be completed in approximately 12 months. The relevance of the proceedings for the Company is related to the value attributed to the case and the possible financial impact.

The Company has offered judicial guarantees (Surety Bond/Letter of Guarantee) in the total and updated amount as of December 31, 2025, of R$11,020 (R$10,620 as of December 31, 2024), as determined under current procedural legislation.

The evaluations carried out by legal advisors define these administrative and judicial proceedings as a possible risk of loss and are not provisioned in accordance with Management's judgment and accounting practices adopted in Brazil.

Accounting Policy

Provisions are only recorded when classified as probable loss risk, estimated and considered by Management, substantially based on the assessment of its legal advisors, and when resources will be necessary to settle the obligation. This obligation is updated according to the evolution of the lawsuit or financial charges incurred and may be reversed if the estimated loss is no longer considered probable due to changes in circumstances or written off when the obligation is settled.

Contingent liability recognized under a business combination is initially measured at its fair value. It is subsequently measured at the higher of the amount that would be recognized in accordance with the provision requirements above or the amount initially recognized less (when appropriate) accumulated amortization recognized in accordance with revenue recognition requirements.